BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2021	2020
Centro para el Desarrollo Tecnológico Industrial (Spain)	1,484	—
Banco Santander (Spain)	850	—
Banco Supervielle (Argentina)	71	188
Banco Santander (Argentina)	9,835	—
HSBC Bank and Citibank - Syndicated loan (United States)	—	25,028
Banco ICBC (Argentina)	—	752
TOTAL	12,240	25,968

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2021	2020

Current
Bank loans	10,156	907
Other loans	149	—
Sub-Total	10,305	907
Non-current
Bank loans	600	25,061
Other loans	1,335	—
Sub-Total	1,935	25,061
TOTAL	12,240	25,968
Movements in borrowings are analyzed as follows:

	As of December 31,
	2021	2020	2019

Balance at the beginning of year	25,968	51,386	—
Borrowings related to business combination (note 26.18) (1) (4)	2,538	13,969	1,290
Proceeds from new borrowings (2) (5)	13,500	155,108	90,523
Payment of borrowings (3) (5)	(30,216)	(196,202)	(41,570)
Accrued interest (4)	915	2,299	1,226
Foreign exchange (4)	(375)	(592)	(83)
Translation (4)	(90)	—	—
TOTAL	12,240	25,968	51,386

(1) Corresponds to two loan agreements granted by the Centro para el Desarrollo Tecnológico e Industrial (CDTI) of Spain to Walmeric with maturity dates on September 30, 2025 and January 25, 2030; and also to a borrowing with Banco Santander with maturity date on April 2025 granted to Hybrid. These borrowings do not have covenants. During the year ended December 31, 2021 through the business combinations the Company acquired borrowings mainly with Corrum, Banco Macro, HSBC, ICBC, Banco Provincia, BBVA, Aurum Fundo de Investimentos and Itau, with maturity date between October 9, 2020 and July 30, 2021. These borrowings do not have covenants.

(2)    On October 23, 2021, Sistemas Globales, S.A borrowed 10,061 from Banco Santander and will mature in October 2022. On March 23, 2020, March 24, 2020, and April 1, 2020, Globant, LLC borrowed 64,000, 11,000 and 75,000, respectively, under the Amended and Restated Credit Agreement for the year ended December 31, 2020. This loan will mature on February 5, 2025.

(3) During the year ended December 31, 2021, the main payments were 25,000 by Globant LLC related to the principal amount of the Amended and Restated Credit Agreement. During the year ended December 31, 2020, the main payments were 523 paid on March 26, 2020 by Avanxo Colombia related to the principal amount of the borrowing with Banco Santander and 126,927 paid by Globant, LLC related to the principal amount and interest of the A&R Credit Agreement. During August and September, 2020, the Company proceed to pay 12,636 of the borrowings related to Grupo Assa acquisition. On October 31, 2020 and December 31,2020 Globant, LLC paid 20,188 and 30,080, respectively, related to the A&R Credit Agreement.

(4) Non-cash transactions.
(5) Cash transactions.